Trade and Other Receivables - Summary of Reconciliation of Changes in the Allowance for Impairment of Trade Receivables (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Trade Receivables [Member]
Disclosure Of Financial Assets [Line Items]
Financial assets at beginning of period	$ 109,259,486
Financial assets at end of period	194,644,045	$ 109,259,486
Trade Receivables Past Due and Impaired [Member] | Accumulated impairment [member]
Disclosure Of Financial Assets [Line Items]
Financial assets at beginning of period	(64,853,003)	(55,464,647)
Increases (decreases) for the year	(18,765,175)	(15,167,707)
Amounts written off	(3,884,603)	(5,709,371)
Increases (decreases) in foreign currency translation differences	(52,320)	69,980
Financial assets at end of period	$ (79,785,895)	$ (64,853,003)